Operating segments - Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net interest income		₩ 11,402,302	₩ 10,817,922	₩ 10,596,853
Net fees and commission income (expense)		2,714,874	2,647,206	2,413,542
Reversal of (provision for) credit loss allowance		(2,013,274)	(2,244,503)	(1,291,813)
General and administrative expenses		(6,116,240)	(5,895,337)	(5,644,160)
Other income (expense), net		471,008	775,562	(168,858)
Operating income (expense)		6,458,670	6,100,850	5,905,564
Equity method income (loss)		(23,822)	125,088	121,697
Income tax expense (benefit)		1,470,922	1,486,960	1,611,112
Profit for the year		4,558,170	4,478,000	4,755,514
Controlling interest		4,450,177	4,368,035	4,665,643
Non-controlling interests		107,993	109,965	89,871
External customers
Disclosure of operating segments [line items]
Net interest income	[1]	11,402,302	10,817,922	10,596,853
Net fees and commission income (expense)		2,714,874	2,647,206	2,413,542
Internal transactions
Disclosure of operating segments [line items]
Net interest income		0	0	0
Net fees and commission income (expense)		0	0	0
Banks
Disclosure of operating segments [line items]
Net interest income		8,988,515	8,548,138	8,358,526
Net fees and commission income (expense)		867,909	748,044	801,109
Reversal of (provision for) credit loss allowance		(425,429)	(914,848)	(621,690)
General and administrative expenses		(3,983,172)	(3,876,485)	(3,761,767)
Other income (expense), net		(507,922)	(495,331)	(715,837)
Operating income (expense)		4,939,901	4,009,518	4,060,341
Equity method income (loss)		9,856	8,556	22,301
Income tax expense (benefit)		1,040,924	936,472	1,030,445
Profit for the year		3,610,084	2,969,829	2,974,716
Controlling interest		3,609,620	2,969,519	2,973,996
Non-controlling interests		464	310	720
Banks | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	8,987,390	8,557,545	8,366,892
Net fees and commission income (expense)		911,057	794,021	844,894
Banks | Internal transactions
Disclosure of operating segments [line items]
Net interest income		1,125	(9,407)	(8,366)
Net fees and commission income (expense)		(43,148)	(45,977)	(43,785)
Credit card
Disclosure of operating segments [line items]
Net interest income		1,931,171	1,895,298	1,798,005
Net fees and commission income (expense)		934,519	968,665	702,392
Reversal of (provision for) credit loss allowance		(917,239)	(883,956)	(560,264)
General and administrative expenses		(855,125)	(778,564)	(777,496)
Other income (expense), net		(215,670)	(267,959)	(283,011)
Operating income (expense)		877,656	933,484	879,626
Equity method income (loss)		(4,053)	(2,831)	7,115
Income tax expense (benefit)		224,731	218,332	227,769
Profit for the year		671,506	725,171	738,391
Controlling interest		668,392	723,845	735,204
Non-controlling interests		3,114	1,326	3,187
Credit card | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	1,997,334	1,961,035	1,857,351
Net fees and commission income (expense)		984,884	1,019,262	734,900
Credit card | Internal transactions
Disclosure of operating segments [line items]
Net interest income		(66,163)	(65,737)	(59,346)
Net fees and commission income (expense)		(50,365)	(50,597)	(32,508)
Securities
Disclosure of operating segments [line items]
Net interest income		573,375	443,676	428,420
Net fees and commission income (expense)		535,910	500,441	484,632
Reversal of (provision for) credit loss allowance		(136,466)	(152,146)	546
General and administrative expenses		(786,141)	(720,835)	(690,539)
Other income (expense), net		95,227	181,927	(102,084)
Operating income (expense)		281,905	253,063	120,975
Equity method income (loss)		(558)	93	70,270
Income tax expense (benefit)		54,238	36,239	145,301
Profit for the year		179,160	100,840	412,339
Controlling interest		179,157	100,915	412,496
Non-controlling interests		3	(75)	(157)
Securities | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	596,982	449,835	442,554
Net fees and commission income (expense)		541,673	507,109	494,829
Securities | Internal transactions
Disclosure of operating segments [line items]
Net interest income		(23,607)	(6,159)	(14,134)
Net fees and commission income (expense)		(5,763)	(6,668)	(10,197)
Life insurance
Disclosure of operating segments [line items]
Net fees and commission income (expense)				(4,348)
Life insurance | External customers
Disclosure of operating segments [line items]
Net fees and commission income (expense)				8,648
Life insurance | Internal transactions
Disclosure of operating segments [line items]
Net fees and commission income (expense)				(12,996)
Insurance
Disclosure of operating segments [line items]
Net interest income		(135,352)	(198,785)	(124,453)
Net fees and commission income (expense)		(4,380)	(3,210)	(4,348)
Reversal of (provision for) credit loss allowance		(6,237)	(16,116)	(16,459)
General and administrative expenses		(201,994)	(218,820)	(166,255)
Other income (expense), net		1,055,611	1,087,789	850,708
Operating income (expense)		707,648	650,858	539,193
Equity method income (loss)		(894)	(302)	4,221
Income tax expense (benefit)		193,041	167,417	83,514
Profit for the year		510,998	464,617	439,850
Controlling interest		510,998	464,617	439,850
Non-controlling interests		0	0	0
Insurance | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	(129,874)	(208,812)	(127,840)
Net fees and commission income (expense)		3,561	2,151
Insurance | Internal transactions
Disclosure of operating segments [line items]
Net interest income		(5,478)	10,027	3,387
Net fees and commission income (expense)		(7,941)	(5,361)
Credit
Disclosure of operating segments [line items]
Net interest income		143,672	248,804	260,011
Net fees and commission income (expense)		17,442	17,463	30,587
Reversal of (provision for) credit loss allowance		(151,258)	(177,912)	(19,803)
General and administrative expenses		(65,273)	(80,106)	(80,320)
Other income (expense), net		177,677	335,205	158,560
Operating income (expense)		122,260	343,454	349,035
Equity method income (loss)		25,148	66,918	54,937
Income tax expense (benefit)		27,044	89,849	98,468
Profit for the year		116,948	304,024	303,275
Controlling interest		116,948	304,024	303,275
Non-controlling interests		0	0	0
Credit | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	170,737	265,943	269,230
Net fees and commission income (expense)		15,910	14,917	26,737
Credit | Internal transactions
Disclosure of operating segments [line items]
Net interest income		(27,065)	(17,139)	(9,219)
Net fees and commission income (expense)		1,532	2,546	3,850
Others
Disclosure of operating segments [line items]
Net interest income		92,600	125,238	153,214
Net fees and commission income (expense)		336,957	391,122	398,854
Reversal of (provision for) credit loss allowance		(375,991)	(99,203)	(72,857)
General and administrative expenses		(437,691)	(403,395)	(390,419)
Other income (expense), net		548,614	327,511	84,214
Operating income (expense)		164,489	341,273	173,006
Equity method income (loss)		(5,453)	664	(735)
Income tax expense (benefit)		52,899	81,695	35,006
Profit for the year		(124,845)	243,928	142,872
Controlling interest		(124,845)	243,928	142,872
Non-controlling interests		0	0	0
Others | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	1,207	36,700	71,561
Net fees and commission income (expense)		257,789	309,746	303,534
Others | Internal transactions
Disclosure of operating segments [line items]
Net interest income		91,393	88,538	81,653
Net fees and commission income (expense)		79,168	81,376	95,320
Consolidation adjustment
Disclosure of operating segments [line items]
Net interest income	[1]	(191,679)	(244,447)	(276,870)
Net fees and commission income (expense)		26,517	24,681	316
Reversal of (provision for) credit loss allowance		(654)	(322)	(1,286)
General and administrative expenses		213,156	182,868	222,636
Other income (expense), net		(682,529)	(393,580)	(161,408)
Operating income (expense)		(635,189)	(430,800)	(216,612)
Equity method income (loss)		(47,868)	51,990	(36,412)
Income tax expense (benefit)		(121,955)	(43,044)	(9,391)
Profit for the year		(405,681)	(330,409)	(255,929)
Controlling interest		(510,093)	(438,813)	(342,050)
Non-controlling interests		104,412	108,404	86,121
Consolidation adjustment | External customers
Disclosure of operating segments [line items]
Net interest income	[1]	(221,474)	(244,324)	(282,895)
Net fees and commission income (expense)		0	0	0
Consolidation adjustment | Internal transactions
Disclosure of operating segments [line items]
Net interest income	[1]	29,795	(123)	6,025
Net fees and commission income (expense)		₩ 26,517	₩ 24,681	₩ 316

[1]	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.